Filed pursuant to Rule 497(e)
Registration Nos. 333-190020; 811-22871

HATTERAS DISCIPLINED OPPORTUNITY FUND
a series of HCIM Trust
Class A | Institutional Class

December 31, 2014

Supplement to the Summary Prospectus
dated April 30, 2014, as previously supplemented

Effective immediately, Class A shares of the Hatteras Disciplined Opportunity Fund (the “Fund”) are available for sale.

Also effective immediately, Hatteras Funds, LLC, the Fund’s investment advisor, has contractually agreed to limit the annual operating expenses of each class of the Fund, subject to certain customary exceptions described below, to 2.00% for Class A shares and 1.75% for Institutional Class shares through at least April 30, 2016.

The following information replaces the “Fees and Expenses of the Fund” section on pages 1–2 of the Summary Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 43 of this Prospectus and the “Purchase, Redemption and Pricing of Shares” section on page 27 of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption price, whichever is less)	1.00%(1)	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Institutional Class
Management Fees	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(2)	1.42%	1.42%
Total Annual Fund Operating Expenses	2.92%	2.67%
Less: Expense Reimbursement(3)	(0.92%)	(0.92%)
Total Annual Fund Operating Expenses After Expense Reimbursement	2.00%	1.75%
(1)	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
(2)	Other Expenses are estimated for the current fiscal year.
(3)
Hatteras Funds, LLC (the “Advisor”) has contractually agreed to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, dividends and interest paid on short sales, brokerage commissions, acquired fund fees and expenses of non-affiliated investment companies, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation (collectively, “Excluded Expenses”)) to the extent necessary to ensure the Fund’s total annual fund operating expenses do not exceed 2.00% and 1.75%  (each, the “Annual Limit”) of the average daily net assets of the Fund’s Class A shares and Institutional Class shares, respectively, through at least April 30, 2016. The Advisor is permitted to recoup expense reimbursements made during the prior three fiscal years, so long as such recoupments do not cause the Fund to exceed the Annual Limit. This arrangement can be terminated only by, or with the consent of, the HCIM Trust Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in Fund shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A	$668	$1,253
Institutional Class	$178	$551

Please retain this Supplement with your Summary Prospectus for future reference.

HATTERAS DISCIPLINED OPPORTUNITY FUND
a series of HCIM Trust

Class A | Institutional Class

December 31, 2014

Supplement to the
Prospectus and Statement of Additional Information
dated April 30, 2014, as previously supplemented

Effective immediately, Class A shares of the Hatteras Disciplined Opportunity Fund (the “Fund”) are available for sale. References to the contrary in the Prospectus and Statement of Additional Information (“SAI”) are deleted and should be disregarded.

Also effective immediately, Hatteras Funds, LLC, the Fund’s investment advisor, has contractually agreed to limit the annual operating expenses of each class of the Fund, subject to certain customary exceptions described below, to 2.00% for Class A shares and 1.75% for Institutional Class shares through at least April 30, 2016.

The following information replaces the “Fees and Expenses of the Fund” section on pages 10–11 of the Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 43 of this Prospectus and the “Purchase, Redemption and Pricing of Shares” section on page 27 of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption price, whichever is less)	1.00%(1)	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Institutional Class
Management Fees	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(2)	1.42%	1.42%
Total Annual Fund Operating Expenses	2.92%	2.67%
Less: Expense Reimbursement(3)	(0.92%)	(0.92%)
Total Annual Fund Operating Expenses After Expense Reimbursement	2.00%	1.75%
(1)	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
(2)	Other Expenses are estimated for the current fiscal year.
(3)
Hatteras Funds, LLC (the “Advisor”) has contractually agreed to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, dividends and interest paid on short sales, brokerage commissions, acquired fund fees and expenses of non-affiliated investment companies, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation (collectively, “Excluded Expenses”)) to the extent necessary to ensure the Fund’s total annual fund operating expenses do not exceed 2.00% and 1.75%  (each, the “Annual Limit”) of the average daily net assets of the Fund’s Class A shares and Institutional Class shares, respectively, through at least April 30, 2016. The Advisor is permitted to recoup expense reimbursements made during the prior three fiscal years, so long as such recoupments do not cause the Fund to exceed the Annual Limit. This arrangement can be terminated only by, or with the consent of, the HCIM Trust Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in Fund shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A	$668	$1,253
Institutional Class	$178	$551

The following information supplements the “Investment Advisor” section on pages 32–33 of the Prospectus and the “Investment Advisor and Advisory Agreement” section on page 20 of the SAI:

Disciplined Fund Expenses. Pursuant to an expense limitation and reimbursement agreement between the Advisor and the Trust, the Advisor has contractually agreed to limit Disciplined Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, dividends and interest paid on short sales, brokerage commissions, acquired fund fees and expenses of non-affiliated investment companies, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation (collectively, “Excluded Expenses”)) to the extent necessary to ensure the Fund’s total annual fund operating expenses do not exceed 2.00% and 1.75%  (each, the “Annual Limit”) of the average daily net assets of the Fund’s Class A shares and Institutional Class shares, respectively, through at least April 30, 2016. Any reimbursement of the Fund’s expenses by the Advisor may be recouped in subsequent years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on the Fund’s expenses at the time of reimbursement. The Advisor is permitted to recoup expenses reimbursed in the prior three fiscal years. Any such recoupment will be reviewed by the Board of Trustees of the Trust. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of expenses reimbursed. This arrangement can be terminated only by, or with the consent of, the Trust’s Board of Trustees.

Please retain this Supplement with your Prospectus and SAI for future reference.